Insurance Recoveries	12 Months Ended
Dec. 31, 2012
Insurance Recoveries [Abstract]
Insurance Recoveries
Insurance Recoveries
Due to periodic cessations of production caused by an electrical disruption in January 2010 at the Company's Acetate Products manufacturing facility in Narrows, Virginia, the Company filed certain insurance claims resulting in business interruption and property damage insurance recoveries.
Due to certain events in October 2008 and subsequent periodic cessations of production at the Company's EVA Performance Polymers manufacturing facility in Edmonton, Alberta, Canada, the Company declared two events of force majeure. During 2009, the Company replaced long-lived assets damaged in October 2008.
Insurance recoveries included in Other (charges) gains, net (Note 17) are as follows:

	Year Ended December 31,
	2012	2011	2010
	(In $ millions)
Narrows, Virginia
Consumer Specialties	9	—	—
Other Activities	(9)	—	—
Edmonton, Alberta, Canada
Industrial Specialties	—	—	25
Other Activities	—	—	(7)
Total net recoveries	—	—	18	(1)
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(1)	Total net recoveries for the year ended December 31, 2010 consists of $8 million related to property damage and $10 million related to business interruption.